SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14－ SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the combined financial statements are issued, the Company has evaluated all events or transactions that occurred after the balance sheet date up to the date that the audited combined and consolidated financial statements were available to be issued.

Based upon the review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the combined and consolidated financial statements.